Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 243,529,416.00
Previously Paid Amount	13,810.00
Total Fee Amount	33,631.41
Total Offset Amount	0.00
Net Fee	$ 19,821.41
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A